DISPOSITION OF EXPLORATION AND EVALUATION ASSETS (Details Narrative) - CAD ($)		12 Months Ended
	Jun. 08, 2017	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of transactions between related parties [line items]
Payment in cash on current exchange rate		$ 1,108,197	$ (180)	$ (1,243)
Gain on sale of exploration and evaluation assets			$ (5,871,719)
Royalty interest		$ 1
Robertson Property [Member]
Disclosure of transactions between related parties [line items]
Payment in cash on current exchange rate	$ 21,840,000
Advance royalty payments, discount rate		5.04%
Royalty interest		$ 1
Robertson Property [Member] | January 2, 2034 [Member]
Disclosure of transactions between related parties [line items]
Advance royalty payments		500,000
Robertson Property [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Advance royalty payments, Percentage	1.00%
Robertson Property [Member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Advance royalty payments, Percentage	2.25%
Barrick [Member]
Disclosure of transactions between related parties [line items]
Common shares return	4,150,000
Gain on sale of exploration and evaluation assets		$ 5,871,719